Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debenture sold by unconsolidated trust		$ 676,000,000
Junior subordinated debenture purchased by consolidated subsidiary		176,000,000
Remaining portion of debentures classified as junior subordinated Debentures		500,000,000
Debenture redeemed	11,415,000,000	3,300,000,000	8,394,000,000
Fixed rate junior subordinated debenture [Member]
Debt Instrument [Line Items]
Rate of junior subordinated debentures		5.54%
Debenture redeemed	2,700,000,000	618,000,000
Fixed rate interest payable for junior subordinated debentures, minimum	6.30%	5.75%
Fixed rate interest payable for junior subordinated debentures, maximum	6.63%	10.20%
Issuance of junior subordinate debenture	0	0
Federal Home Loan Bank And Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 60,900,000,000	$ 56,400,000,000